Investment Strategy - Tema Trading & Prediction Markets ETF	Sep. 08, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that the Adviser determines are Trading and Prediction Markets Companies. “Trading” refers to the infrastructure, technology, platforms and services that enable the buying and selling of financial instruments - including both traditional financial assets (e.g., equity securities, fixed income instruments, commodities and foreign exchange) and non-traditional financial instruments (e.g., Event Contracts). “Prediction markets” refers to the markets, platforms and exchanges on which Event Contracts are listed and traded. Prediction markets, also known as event contracts, are simple financial instruments that resolve to either Yes ($1) or No ($0) based on real-world outcomes of political, sporting, cultural or economic events (“Event Contracts”). An example of an Event Contract is “Will X occur in 2026?” the Event Contract trades between 0 and 100 cents, effectively reflecting the market-implied probability of the event.

The Adviser defines a company as a “Trading and Prediction Markets Company” is a company that, at the time of investment, derives at least 50% of its annual revenue from products or services that provide infrastructure, software, data, or other financial instruments relating to traditional financial markets or prediction markets. Revenue derived from “products or services that provide infrastructure, software, data” refers to revenue generated from technology platforms, connectivity and order-routing systems, market data feeds and analytics, and software tools used by market participants (e.g., exchanges, broker-dealers, trading firms and market makers) to access, analyze, or execute transactions in the securities, commodities, and Event Contracts described in the definition - that is, providers of the technological and informational infrastructure that supports trading and prediction market activity, as distinct from the exchanges, platforms and trading firms themselves (which are separately captured as Trading and Prediction Markets Companies in their own right). In the case of a company that has not yet generated revenue or has been operating for less than one fiscal year, the Adviser will make this determination based on the company’s primary business activities and operations at the time of evaluation. For the purpose of this definition, securities and financial instruments include any of the following: stocks, bonds and other fixed income instruments, options, futures, swaps, other derivatives, commodities, foreign exchange, Event Contracts (including prediction market contracts), cryptocurrencies, and any other financial instrument traded on a regulated exchange or electronic trading venue. The Fund does not invest directly in cryptocurrencies but may gain indirect exposure through equity investments in companies engaged in cryptocurrency-related activities, such as operating digital asset trading venues or exchanges, providing digital asset custody or clearing services, cryptocurrency mining, developing or operating blockchain-based trading or settlement infrastructure, or providing market making or liquidity in digital assets.

The Fund gains exposure to the prediction markets theme indirectly, through equity investments in publicly listed operating companies that operate prediction market platforms or Event Contract exchanges, or that otherwise meet the Trading and Prediction Markets Company definition. The Fund does not invest directly in Event Contracts, prediction markets, or other event-driven instruments. The Fund’s exposure to prediction markets is obtained solely through equity investments in publicly listed companies that meet the Adviser’s definition of a Trading and Prediction Markets Company.

Examples of such companies include, but are not limited to:

-	Financial exchanges

-	Electronic trading venues

-	Event Contract platforms and Prediction markets

-	Commodity exchanges

-	Trading infrastructure providers

-	Brokerage platforms

-	Trading and market making firms

-	Crypto trading venues including development and/or use of blockchain technologies

-	Financial data companies

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on the number of companies available for investment that meet the Fund’s criteria.

The Fund will invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Taiwan and Japan.

The Fund may invest, up to 15% of its net assets in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments collectively in the Financials industry.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the 1940 Act which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

The Fund is actively managed and the Adviser may engage in active and frequent trading of portfolio securities to achieve the Fund’s investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that the Adviser determines are Trading and Prediction Markets Companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments collectively in the Financials industry.